Mortgage Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Mortgage Notes Payable

Note 7 - Mortgage Notes Payable

The Company's mortgage notes payable consist of the following as of September 30, 2013 and December 31, 2012 (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted Average Effective Interest Rate(1)	Weighted Average Maturity(2)
September 30, 2013	165	$269,891	4.25%	4.68
December 31, 2012	164	$265,118	4.28%	5.51
(1)	Mortgage notes payable have fixed rates or are fixed by way of interest rate swap arrangements. Effective interest rates range from 2.73% to 6.13% at September 30, 2013 and 3.32% to 6.13% at December 31, 2012.

(2) Weighted average remaining years until maturity as of September 30, 2013 and December 31, 2012, respectively.

The following table summarizes the scheduled aggregate principal repayments subsequent to September 30, 2013 (amounts in thousands):

Year	Total
October 1, 2013 - December 31, 2013	$47
2014	189
2015	13,767
2016	16,820
2017	169,768
Thereafter	69,300
Total	$269,891

The Company's mortgage loan agreements generally require restrictions on corporate guarantees and the maintenance of financial covenants including maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios). As of September 30, 2013, the Company was in compliance with the debt covenants under the mortgage loan agreements.

Note 6 - Mortgage Notes Payable

The Company's mortgage notes payable consist of the following as of December 31, 2012 and 2011 (dollar amounts in thousands):

	Encumbered Properties	Outstanding Loan Amount	Weighted Average Effective Interest Rate(1)	Weighted Average Maturity(2)
December 31, 2012	164	$265,118	4.28%	5.51
December 31, 2011	29	$35,320	4.54%	4.40
(1)	Mortgage notes payable have fixed rates or rates that are fixed through the use of derivative instruments. Effective interest rates range from 3.32% to 6.13% at December 31, 2012 and 3.75% to 5.32% at December 31, 2011.
(2)	Weighted average remaining years until maturity as of December 31, 2012 and 2011, respectively.

The following table summarizes the scheduled aggregate principal repayments subsequent to December 31, 2012 (amounts in thousands):

Year	Total
2013	$74
2014	189
2015	13,767
2016	16,820
2017	164,968
Thereafter	69,300
Total	$265,118

The Company's mortgage loan agreements generally require financial covenants as well as restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios). As of December 31, 2012 and 2011, the Company was in compliance with the debt covenants under the mortgage loan agreements.